Finance Income And Costs - Summary of Finance Income And Cost (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Finance Income And Costs [Line Items]
Finance income	₩ 23,267	₩ 15,953	₩ 5,268
Finance costs	14,935	10,779	2,686
Interest income
Disclosure Of Finance Income And Costs [Line Items]
Finance income	11,492	4,501	1,383
Unrealized foreign currency gain
Disclosure Of Finance Income And Costs [Line Items]
Finance income	1,417	689	134
Gain on foreign currency transactions
Disclosure Of Finance Income And Costs [Line Items]
Finance income	10,358	10,763	3,751
Unrealized foreign currency loss
Disclosure Of Finance Income And Costs [Line Items]
Finance costs	1,595	1,311	211
Loss on foreign currency transactions
Disclosure Of Finance Income And Costs [Line Items]
Finance costs	13,178	9,341	2,360
Others
Disclosure Of Finance Income And Costs [Line Items]
Finance costs	₩ 162	₩ 127	₩ 115